STOCK BASED COMPENSATION (Schedule of Fair Value Assumptions) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
STOCK BASED COMPENSATION [Abstract]
Risk-free interest rate	2.34%	2.16%	1.31%
Expected dividend yield	1.08%	1.42%	1.06%
Expected stock volatility	12.59%	11.97%	12.94%
Expected life (years)	7 years	7 years	7 years
Weighted average fair value of options granted	$ 2.39	$ 1.91	$ 2.00